INCOME TAX (Restated, see Note 2) - Net deferred tax assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets (liabilities)
Total deferred tax assets	$ 42,903,000	$ 37,491,000
Valuation Allowance	(37,427,000)	(28,329,000)
Total deferred tax assets net of valuation allowance	5,476,000	$ 9,162,000
CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Deferred tax assets (liabilities)
Net operating loss carryforward	36,961
Startup and organizational costs	472,542
Unrealized gain on marketable securities	(43,985)
Total deferred tax assets	465,518
Valuation Allowance	$ (465,518)